FINANCIAL RISK MANAGEMENT - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	[1]	£ 206,771	£ 191,169
Financial assets at fair value through other comprehensive income		28,137	27,603
Total financial assets		851,441	837,777
Loans and advances securitised
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss		2,348	3,224
Financial assets at fair value through other comprehensive income		1,918	894
Total financial assets		£ 4,266	£ 4,118

[1]	See note 1 regarding changes to presentation.